CAPITAL AND RESERVES - Weighted Average Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average assumptions
Risk-free interest rate	1.43%	2.23%
Expected volatility	55.21%	58.46%
Expected life (in years)	5	5
Expected dividend yield	0.00%	0.00%